Cash and Cash Equivalents: (Details 1) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Cash And Cash Equivalents Details [Abstract]
Bank deposits	$ 5,440,006	$ 2,981,234
Money market funds	1,396,813	5,366,284
Total	$ 6,836,819	$ 8,347,518